Document and Entity Information	Nov. 17, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2021
Entity Registrant Name	Tiga Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39714
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	250 North Bridge Road
Entity Address, Address Line Two	#24-00
Entity Address, City or Town	Raffles City Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	179101
City Area Code	65 6
Local Phone Number	338-2132
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001820144
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	TINV.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TINV
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TINV WS
Security Exchange Name	NYSE